SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended	4 Months Ended
	Oct. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Cash equivalents		$ 0	$ 0
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
Statutory tax rate (as a percent)			21.00%
Anti-dilutive securities attributable to warrants (in shares)		24,666,667
Shares subject to forfeiture		250,000
Public Warrants
Offering costs		$ 545,873
Initial Public Offering
Offering costs		10,534,144	$ 9,988,271
Underwriting discounts	$ 10,000,000	10,000,000	10,000,000
Other offering costs	$ 534,144	$ 534,144	$ 534,144
Class A Common Stock
Shares subject to possible redemption		50,000,000	44,885,287
Offering costs		$ 9,988,271
Anti-dilutive securities attributable to warrants (in shares)			24,666,667